LONG-TERM DEBT (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
LONG-TERM DEBT
8. LONG-TERM DEBT
Long-term debt consisted of the following:

In thousands	September 30, 2018	December 31, 2017
Floating Senior Notes, due 2021, net of unamortized debt issuance costs of $3,505	$496,495	$—
4.150% Senior Notes, due 2024, net of unamortized debt issuance costs of $7,384	742,616	—
4.700% Senior Notes, due 2028, net of unamortized debt issuance costs of $10,583	1,239,417	—
3.45% Senior Notes, due 2026, net of unamortized debt issuance costs of $1,775 and $2,345	748,225	747,655
4.375% Senior Notes, due 2023, net of unamortized discount and debt issuance costs of $1,241 and $1,433	248,759	248,567
Revolving Credit Facility, net of unamortized debt issuance costs of $3,412 and $2,451	346,588	853,124
Schuldschein Loan	11,601	11,998
Other Borrowings	29,721	6,860
Capital Leases	1,677	2,324
Total	3,865,099	1,870,528
Less - current portion	47,038	47,225
Long-term portion	$3,818,061	$1,823,303

On September 14, 2018 the Company issued $2.5 billion of senior notes with three different maturities.

•
Floating Rate Senior Notes due 2021 - The Company issued $500.0 million of Floating Rate Senior Notes due 2021 (the "Floating Rate Notes“). The Floating Rate Notes, which are non-callable for one year, were issued at 100% of face value. Interest on the Floating Rate Notes accrues at a floating rate per annum equal to three-month Libor plus 105 basis points. The interest rate for the Floating Rate Notes for the initial interest period will be the three-month Libor plus 105 basis points determined on September 12, 2018 and is payable quarterly on December 15, March 15, June 15, and September 15 of each year. The Company incurred $3.5 million of deferred financing costs related to the issuance of the Floating Rate Notes.

•
4.150%Senior Notes due 2024 - The Company issued $750.0 million of 4.150% Senior Notes due 2024 (the "2024 Notes"). The 2024 Notes were issued at 99.805% of face value. Interest on the 2024 Notes accrues at a rate of 4.150% per annum and is payable semi-annually on March 15 and September 15 of each year. The Company incurred $7.4 million of deferred financing costs related to the issuance of the 2024 Notes.

•
4.700%Senior Notes Due 2028 - The Company issued $1,250.0 million of 4.700% Senior Notes due 2028 (the "2028 Notes" and together with the Floating Rate Notes and 2024 Notes, the "Senior Notes"). The 2028 Notes were issued at 99.889% of face value. Interest on the 2028 Notes accrues at a rate of 4.700% per annum and is payable semi-annually on March 15 and September 15 of each year. The Company incurred $10.6 million of deferred financing costs related to the issuance of the 2028 Notes.

The net proceeds from the issuance and sale of the Senior Notes will be used to finance the cash portion of the GE Transportation acquisition. The principal balances are due in full at maturity. The Senior Notes are senior unsecured obligations of the Company and rank pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The indenture under which the Senior Notes were issued contains covenants and restrictions which limit among other things, the following: the incurrence of indebtedness, payment of dividends and certain distributions, sales of assets, change in control, mergers and consolidations and the incurrence of liens.
The Company will be required to redeem the Senior Notes, in whole, on August 20, 2019 at a special mandatory redemption price equal to 101% of the aggregate principal amount of the Senior Notes, plus accrued and unpaid interest from the last date on which interest was paid if:

•	the closing of the Transactions has not occurred by 5:00 p.m., New York City time, on August 20, 2019; or

•	the Merger Agreement and the Separation Agreement are terminated at any time prior to August 20, 2019.
Additionally, the interest rate payable on each series of Senior Notes will be subject to adjustments from time to time if either Moody's, S&P, or Fitch ceases to rate the Senior Notes of the applicable series or fails to make a rating of the Senior Notes of such series publicly available. Upon a downgrade in rating by either agency, the interest rates of corresponding Senior Notes would increase between 0.25% and 1.00% to current stated rate.
The Company is in compliance with the restrictions and covenants in the indenture under which the Senior Notes were issued and expects that these restrictions and covenants will not be any type of limiting factor in executing our operating activities.
3.45% Senior Notes due November 2026
On November 3, 2016, the Company issued $750.0 million of 3.45% Senior Notes due 2026 (the "2016 Notes"). The 2016 Notes were issued at 99.965% of face value. Interest on the 2016 Notes accrues at a rate of 3.45% per annum and is payable semi-annually on May 15 and November 15 of each year. The proceeds were used to finance the cash portion of the Faiveley Transport acquisition, refinance Faiveley Transport's indebtedness, and for general corporate purposes. The principal balance is due in full at maturity. The Company incurred $2.7 million of deferred financing costs related to the issuance of the 2016 Notes.
The 2016 Notes are senior unsecured obligations of the Company and rank pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The indenture under which the 2016 Notes were issued contains covenants and restrictions which limit among other things, the following: the incurrence of indebtedness, payment of dividends and certain distributions, sale of assets, change in control, mergers and consolidations and the incurrence of liens.
The Company is in compliance with the restrictions and covenants in the indenture under which the 2016 Notes were issued and expects that these restrictions and covenants will not be any type of limiting factor in executing our operating activities.
4.375% Senior Notes due August 2023
In August 2013, the Company issued $250.0 million of 4.375% Senior Notes due 2023 (the “2013 Notes”).  The 2013 Notes were issued at 99.879% of face value.  Interest on the 2013 Notes accrues at a rate of 4.375% per annum and is payable semi-annually on February 15 and August 15 of each year.  The proceeds were used to repay debt outstanding under the Company’s existing credit agreement, and for general corporate purposes.  The principal balance is due in full at maturity.  The Company incurred $2.6 million of deferred financing costs related to the issuance of the 2013 Notes.
The 2013 Notes are senior unsecured obligations of the Company and rank pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The indenture under which the 2013 Notes were issued contains covenants and restrictions which limit among other things, the following: the incurrence of indebtedness, payment of dividends and certain distributions, sale of assets, change in control, mergers and consolidations and the incurrence of liens.
The Company is in compliance with the restrictions and covenants in the indenture under which the 2013 Notes were issued and expects that these restrictions and covenants will not be any type of limiting factor in executing our operating activities.
2018 Refinancing Credit Agreement
On June 8, 2018, the Company entered into a credit agreement (the “2018 Refinancing Credit Agreement”), which replaced the Company’s then-existing “2016 Refinancing Credit Agreement.” As part of the 2018 Refinancing Credit Agreement, the Company entered into (i) a $1.2 billion revolving credit facility (the “Revolving Credit Facility”), which replaced the Company’s revolving credit facility under the 2016 Refinancing Credit Agreement, and includes a letter of credit sub-facility of up to $450.0 million and a swing line sub-facility of $75.0 million, (ii) a $350.0 million term loan (the “Refinancing Term Loan”), which refinanced the term loan under the 2016 Refinancing Credit Agreement, and (iii) a new $400.0 million delayed draw term loan (the “Delayed Draw Term Loan”). The 2018 Refinancing Credit Agreement also provided for a bridge loan facility (the “Bridge Loan Facility”) in an amount not to exceed $2.5 billion, such facility to become effective at the Company’s request. Commitments in respect of the Bridge Loan Facility were terminated upon the issuance and sale of the Senior Notes on September 14, 2018. In addition, the 2018 Refinancing Credit Agreement contains an uncommitted accordion feature allowing the Company to request, in an aggregate amount not to exceed $600.0 million, increases to the borrowing commitments under the Revolving Credit Facility or a new incremental term loan commitment. At September 30, 2018, the Company had available bank borrowing capacity, net of $29.7 million of letters of credit, of approximately $1,170.3 million subject to certain financial covenant restrictions.
The Revolving Credit Facility matures on June 8, 2023 and is unsecured. The Refinancing Term Loan matures on June 8, 2021 and is unsecured. The Delayed Draw Term Loan matures on the third anniversary of the date on which it is borrowed and is unsecured. The applicable interest rate for borrowings under the 2018 Refinancing Credit Agreement includes interest rate spreads based on the lower of the pricing corresponding to (i) the Company’s ratio of total debt (less unrestricted cash up to $300.0 million) to EBITDA (“Leverage Ratio”) or (ii) the Company’s public rating, in each case that range between 1.000% and 1.875% for LIBOR/CDOR-based borrowings and 0.0% and 0.875% for Alternate Base Rate based borrowings. The obligations of the Company under the 2018 Refinancing Credit Agreement have been guaranteed by certain of the Company’s subsidiaries.
The 2018 Refinancing Credit Agreement contains customary representations and warranties by the Company and its subsidiaries, including customary use of materiality, material adverse effect, and knowledge qualifiers. The Company and its subsidiaries are also subject to (i) customary affirmative covenants that impose certain reporting obligations on the Company and its subsidiaries and (ii) customary negative covenants, including limitations on: indebtedness; liens; restricted payments; fundamental changes; business activities; transactions with affiliates; restrictive agreements; changes in fiscal year; and use of proceeds. In addition, the Company is required to maintain (i) an Interest Coverage ratio at least 3.00 to 1.00 over each period of four consecutive fiscal quarters ending on the last day of a fiscal quarter and (ii) a Leverage Ratio, calculated as of the last day of a fiscal quarter for a period of four consecutive fiscal quarters, of 3.25 to 1.00 or less; provided that, in the event the Company completes the Direct Sale and the Merger or any other material acquisition in which the cash consideration paid exceeds $500.0 million, the maximum Leverage Ratio permitted will be 3.75 to 1.00 at the end of the fiscal quarter in which such acquisition is consummated and each of the three fiscal quarters immediately following such fiscal quarter and 3.50 to 1.00 at the end of each of the fourth and fifth full fiscal quarters after the consummation of such acquisition. The Company is in compliance with the restrictions and covenants of the 2018 Refinancing Credit Agreement and does not expect that these measurements will limit the Company in executing its operating activities.
At September 30, 2018, the weighted average interest rate on the Company’s variable rate debt was 3.49%.  On June 5, 2014, the Company entered into a forward starting interest rate swap agreement with a notional value of $150.0 million.  The effective date of the interest rate swap agreement was November 7, 2016, and the termination date is December 19, 2018.  The impact of the interest rate swap agreement converts a portion of the Company’s outstanding debt from a variable rate to a fixed-rate borrowing.  During the term of the interest rate swap agreement the interest rate on the notional value will be fixed at 2.56% plus the Alternate Rate margin.  As for this agreement, the Company is exposed to credit risk in the event of nonperformance by the counterparties.  However, since only the cash interest payments are exchanged, exposure is significantly less than the notional amount.  The counterparties are large financial institutions with excellent credit ratings and history of performance.  The Company currently believes the risk of nonperformance is negligible.
2016 Refinancing Credit Agreement
On June 22, 2016, the Company amended and restated its then existing revolving credit facility with a consortium of commercial banks. The “2016 Refinancing Credit Agreement” provided the Company with a $1.2 billion, five years revolving credit facility and a $400.0 million delayed draw term loan (the “Term Loan”). The Company incurred approximately $3.3 million of deferred financing costs related to the 2016 Refinancing Credit Agreement. The 2016 Refinancing Credit Agreement borrowings bore variable interest rates indexed as described below.
The Term Loan was initially drawn on November 25, 2016. The Company incurred a 10 basis point commitment fee from June 22, 2016 until the initial draw.
Under the 2016 Refinancing Credit Agreement, the Company could elect a Base Rate of interest for U.S. Dollar denominated loans or, for certain currencies, an interest rate based on the London Interbank Offered Rate (“LIBOR”) of interest, or other rates appropriate for such currencies (in any case, “the Alternate Rate”). The Base Rate adjusted on a daily basis and was the greater of the Federal Funds Effective Rate plus 0.5% per annum, the PNC, N.A. prime rate or the Daily LIBOR Rate plus 100 basis points, plus a margin that ranges from 0 to 75 basis points. The Alternate Rate was based on the quoted rates specific to the applicable currency, plus a margin that ranges from 75 to 175 basis points. Both the Base Rate and Alternate Rate margins were dependent on the Company’s consolidated total indebtedness to EBITDA ratios. The initial Base Rate margin was 0 basis points and the Alternate Rate margin was 175 basis points.
Schuldschein Loan, Due 2024
In conjunction with the acquisition of Faiveley Transport, Wabtec acquired $137.2 million of a Schuldschein private placement loan which was originally issued by Faiveley Transport on March 5, 2014 in Germany, in which approximately 20 international investors participated. This loan is denominated in euros. Subsequent to the acquisition of Faiveley Transport, the Company repaid $125.8 million of the outstanding Schuldshein loan. The remaining balance of $11.6 million as of September 30, 2018 matures on March 5, 2024 and bears a fixed rate of 4.00%.
The Schuldschein loan is senior unsecured and ranks pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The Schuldshein loan agreement contains covenants and undertakings which limit, among other things, the following: factoring of receivables, the incurrence of indebtedness, sale of assets, change of control, mergers and consolidations and incurrence of liens. At September 30, 2018, the Company is in compliance with the undertakings and covenants contained in the loan agreement.

8.   LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
In thousands	2017	2016
3.45% Senior Notes due 2026, net of unamortized debt issuance costs of $2,345 and $2,526	$747,655	$747,474
4.375% Senior Notes due 2023, net of unamortized discount and debt issuance costs of $1,433 and $1,690	248,567	248,310
Revolving Credit Facility and Term Loan, net of unamortized debt issuance costs of $2,451 and $3,850	853,124	796,150
Schuldschein Loan	11,998	98,671
Other Borrowings	6,860	1,153
Capital Leases	2,324	1,018
Total	1,870,528	1,892,776
Less - current portion	47,225	129,809
Long-term portion	$1,823,303	$1,762,967

Wabtec’s acquisition of the controlling stake of Faiveley Transport triggered the early repayment of a syndicated loan and the mandatory offer to investors to repay the US and Schuldschein private placements.  Both the syndicated loan and US private placements were repaid in full in December 2016.

3.45% Senior Notes Due November 2026

In October 2016, the Company issued $750.0 million of Senior Notes due in 2026 (the “2016 Notes”).  The 2016 Notes were issued at 99.965% of face value.  Interest on the 2016 Notes accrues at a rate of 3.45% per annum and is payable semi-annually on May 15 and November 15 of each year.  The proceeds were used to finance the cash portion of the Faiveley Transport acquisition, refinance Faiveley Transport’s indebtedness, and for general corporate purposes.  The principal balance is due in full at maturity.  The Company incurred $2.7 million of deferred financing costs related to the issuance of the 2016 Notes.

The 2016 Notes are senior unsecured obligations of the Company and rank pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The indenture under which the 2016 Notes were issued contains covenants and restrictions which limit among other things, the following: the incurrence of indebtedness, payment of dividends and certain distributions, sale of assets, change in control, mergers and consolidations and the incurrence of liens.

The Company is in compliance with the restrictions and covenants in the indenture under which the 2016 Notes were issued and expects that these restrictions and covenants will not be any type of limiting factor in executing our operating activities.

4.375% Senior Notes Due August 2023

In August 2013, the Company issued $250.0 million of Senior Notes due in 2023 (the “2013 Notes”).  The 2013 Notes were issued at 99.879% of face value.  Interest on the 2013 Notes accrues at a rate of 4.375% per annum and is payable semi-annually on February 15 and August 15 of each year.  The proceeds were used to repay debt outstanding under the Company’s existing credit agreement, and for general corporate purposes.  The principal balance is due in full at maturity.  The Company incurred $2.6 million of deferred financing costs related to the issuance of the 2013 Notes.

The 2013 Notes are senior unsecured obligations of the Company and rank pari passu with all existing and future senior debt and senior to all existing and future subordinated indebtedness of the Company. The indenture under which the 2013 Notes were issued contains covenants and restrictions which limit among other things, the following: the incurrence of indebtedness, payment of dividends and certain distributions, sale of assets, change in control, mergers and consolidations and the incurrence of liens.

The Company is in compliance with the restrictions and covenants in the indenture under which the 2013 Notes were issued and expects that these restrictions and covenants will not be any type of limiting factor in executing our operating activities.

2018 Refinancing Credit Agreement

On June 8, 2018, the Company entered into a credit agreement (the “2018 Refinancing Credit Agreement”), which replaced the Company’s then-existing “2016 Refinancing Credit Agreement.” As part of the 2018 Refinancing Credit Agreement, the Company entered into (i) a $1.2 billion revolving credit facility (the “Revolving Credit Facility”), which replaced the Company’s revolving credit facility under the 2016 Refinancing Credit Agreement, and includes a letter of credit sub-facility of up to $450.0 million and a swing line sub-facility of $75.0 million, (ii) a $350.0 million term loan (the “Refinancing Term Loan”), which refinanced the term loan under the 2016 Refinancing Credit Agreement, and (iii) a new $400.0 million delayed draw term loan (the “Delayed Draw Term Loan”). The 2018 Refinancing Credit Agreement also provides for a bridge loan facility (the “Bridge Loan Facility”) in an amount not to exceed $2.5 billion, such facility to become effective at the Company’s request. Commitments in respect of the Bridge Loan Facility will be reduced by any alternative financing (including any other loans or any long-term notes) that the Company arranges prior to the Direct Sale, subject to customary exceptions. In addition, the 2018 Refinancing Credit Agreement contains an uncommitted accordion feature allowing the Company to request, in an aggregate amount not to exceed $600.0 million, increases to the borrowing commitments under the Revolving Credit Facility or a new incremental term loan commitment.

The Revolving Credit Facility matures on June 8, 2023 and is unsecured. The Refinancing Term Loan matures on June 8, 2021 and is unsecured. The Delayed Draw Term Loan matures on the third anniversary of the date on which it is borrowed and is unsecured. The Bridge Loan Facility, if used, will mature on the date set forth in the definitive documentation for the Bridge Loan Facility and is unsecured. The applicable interest rate for borrowings under the 2018 Refinancing Credit Agreement includes interest rate spreads based on the lower of the pricing corresponding to (i) the Company’s ratio of total debt (less unrestricted cash up to $300.0 million) to EBITDA (“Leverage Ratio”) or (ii) the Company’s public rating, in each case that range between 1.000% and 1.875% for LIBOR/CDOR-based borrowings and 0.000% and 0.875% for Alternate Base Rate based borrowings. The obligations of the Company under the 2018 Refinancing Credit Agreement have been guaranteed by certain of the Company’s subsidiaries.

The 2018 Refinancing Credit Agreement contains customary representations and warranties by the Company and its subsidiaries, including customary use of materiality, material adverse effect, and knowledge qualifiers. The Company and its subsidiaries are also subject to (i) customary affirmative covenants that impose certain reporting obligations on the Company and its subsidiaries and (ii) customary negative covenants, including limitations on: indebtedness; liens; restricted payments; fundamental changes; business activities; transactions with affiliates; restrictive agreements; changes in fiscal year; and use of proceeds. In addition, the Company is required to maintain (i) an Interest Coverage ratio at least 3.00 to 1.00 over each period of four consecutive fiscal quarters ending on the last day of a fiscal quarter and (ii) a Leverage Ratio, calculated as of the last day of a fiscal quarter for a period of four consecutive fiscal quarters, of 3.25 to 1.00 or less; provided that, in the event the Company completes the Direct Sale and the Merger or any other material acquisition in which the cash consideration paid exceeds $500.0 million, the maximum Leverage Ratio permitted will be (x) 3.75 to 1.00 at the end of the fiscal quarter in which such acquisition is consummated and each of the three fiscal quarters immediately following such fiscal quarter and (y) 3.50 to 1.00 at the end of each of the fourth and fifth full fiscal quarters after the consummation of such acquisition. The Company is in compliance with the restrictions and covenants of the 2018 Refinancing Credit Agreement and does not expect that these measurements will limit the Company in executing its operating activities.

2016 Refinancing Credit Agreement

On June 22, 2016, the Company amended its existing revolving credit facility with a consortium of commercial banks. This “2016 Refinancing Credit Agreement” provides the Company with a $1.2 billion, 5 year revolving credit facility and a $400.0 million delayed draw term loan (the “Term Loan”). The Company incurred approximately $3.3 million of deferred financing cost related to the 2016 Refinancing Credit Agreement. The facility expires on June 22, 2021. The 2016 Refinancing Credit Agreement borrowings bear variable interest rates indexed as described below.   At December 31, 2017, the Company had available bank borrowing capacity, net of $35.4 million of letters of credit, of approximately $679.0 million, subject to certain financial covenant restrictions.

The Term Loan was drawn on November 25, 2016.  The Company incurred a 10 basis point commitment fee from June 22, 2016 until the initial draw on November 25, 2016.

Under the 2016 Refinancing Credit Agreement, the Company may elect a Base Rate of interest for U.S. Dollar denominated loans or, for certain currencies, an interest rate based on the London Interbank Offered Rate (“LIBOR”) of interest, or other rates appropriate for such currencies (in any case, “the Alternate Rate”). The Base Rate adjusts on a daily basis and is the greater of the Federal Funds Effective Rate plus 0.50% per annum, the PNC, N.A. prime rate or the Daily LIBOR Rate plus 100 basis points, plus a margin that ranges from 0 to 75 basis points. The Alternate Rate is based on the quoted rates specific to the applicable currency, plus a margin that ranges from 75 to 175 basis points. Both the Base Rate and Alternate Rate margins are dependent on the Company’s consolidated total indebtedness to EBITDA ratios. The initial Base Rate margin is 0 basis points and the Alternate Rate margin is 175 basis points.

At December 31, 2017, the weighted average interest rate on the Company’s variable rate debt was 2.92%.  On January 12, 2012, the Company entered into a forward starting interest rate swap agreement with a notional value of $150.0 million. The effective date of the interest rate swap agreement is July 31, 2013, and the termination date was November 7, 2016. The impact of the interest rate swap agreement converted a portion of the Company’s outstanding debt from a variable rate to a fixed-rate borrowing. During the term of the interest rate swap agreement the interest rate on the notional value was fixed at 1.415% plus the Alternate Rate margin. On June 5, 2014, the Company entered into a forward starting interest rate swap agreement with a notional value of $150.0 million.  The effective date of the interest rate swap agreement is November 7, 2016, and the termination date is December 19, 2018.  The impact of the interest rate swap agreement converts a portion of the Company’s outstanding debt from a variable rate to a fixed-rate borrowing.  During the term of the interest rate swap agreement the interest rate on the notional value will be fixed at 2.56% plus the Alternate Rate margin.  As for these agreements, the Company is exposed to credit risk in the event of nonperformance by the counterparties.  However, since only the cash interest payments are exchanged, exposure is significantly less than the notional amount.  The counterparties are large financial institutions with excellent credit ratings and history of performance.  The Company currently believes the risk of nonperformance is negligible.

The 2016 Refinancing Credit Agreement limits the Company’s ability to declare or pay cash dividends and prohibits the Company from declaring or making other distributions, subject to certain exceptions. The 2016 Refinancing Credit Agreement contains various other covenants and restrictions including the following limitations: incurrence of additional indebtedness; mergers, consolidations, sales of assets and acquisitions; additional liens; sale and leasebacks; permissible investments, loans and advances; certain debt payments; and imposes a minimum interest expense coverage ratio of 3.0 and a maximum debt to EBITDA ratio of 3.25. The Company is in compliance with the restrictions and covenants of the 2016 Refinancing Credit Agreement and does not expect that these measurements will limit the Company in executing our operating activities.

Schuldschein Loan, Due 2016

In conjunction with the acquisition of Faiveley Transport, Wabtec acquired $137.2 million of a Schuldshein private placement loan which was originally issued by Faiveley Transport on March 5, 2014 in Germany, in which approximately 20 international investors participated. This loan is denominated in euros.  Subsequent to the acquisition of Faiveley Transport, the Company repaid $125.3 million of the outstanding Schuldschein loan.  The remaining balance of $12.0 million as of December 31, 2017 matures on March 5, 2024 and bears a fixed rate of 4.00%.

Debt and Capital Leases

Scheduled principal repayments of debt and capital lease balances as of December 31, 2017 are as follows:

2018	$47,225
2019	330,901
2020	559
2021	483,379
2022	208
Future years	1,008,256
Total	$1,870,528